EARNINGS (LOSS) PER SHARE (Details) - Vimeo Inc. - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator, Basic
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)	$ (50,628)	$ (75,577)
Numerator, Diluted
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)	$ (50,628)	$ (75,577)
Denominator, Basic
Weighted average basic shares outstanding (shares)	156,480,000	141,063,000	142,426,000	130,994,000
Denominator, Diluted
Weighted average basic shares outstanding (shares)	156,480,000	141,063,000	142,426,000	130,994,000
Dilutive Securities (shares)	9,408,000	0
Denominator for earnings (loss) per share—weighted average shares (shares)	165,888,000	141,063,000	142,426,000	130,994,000
Earnings (loss) per share attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Basic earnings (loss) per share (USD per share)	$ 0.02	$ (0.14)	$ (0.36)	$ (0.58)
Diluted earnings (loss) per share (USD per share)	$ 0.02	$ (0.14)	$ (0.36)	$ (0.58)
Potentially dilutive securities excluded from calculation of diluted earnings per share (shares)		15,900,000	14,000,000	13,500,000
Stock Appreciation Rights and Restricted Stock Units
Earnings (loss) per share attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Potentially dilutive securities excluded from calculation of diluted earnings per share (shares)	0
Performance-Based Stock Appreciation Rights
Earnings (loss) per share attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Potentially dilutive securities excluded from calculation of diluted earnings per share (shares)	2,300,000